Related Party Transactions (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions
7.RELATED PARTY TRANSACTIONS

The Company had the following related party transaction for the three and nine months ended September 30, 2018:

IRRAS AB

IRRAS AB (“IRRAS”) is a commercial stage medical technology company of which a current director of the Company, Kleanthis G. Xanthopoulos, Ph.D., is currently the President, Chief Executive Officer and director. In January 2018, the Company and IRRAS entered into a sublease, pursuant to which the Company subleased to IRRAS excess capacity in its current corporate headquarters (the “IRRAS Sublease”). The IRRAS Sublease has a term of two years and aggregate payments due to the Company of approximately $0.3 million, which approximate fair value. On October 30, 2018, the Company and IRRAS entered into an amended and restated sublease, commencing January 1, 2019, pursuant to which the Company agreed to sublease to IRRAS the remainder of its current corporate headquarters (the “IRRAS Restated Sublease”), which satisfied a closing condition related to the Merger. The IRRAS Sublease has a term of 1 year and provides for aggregate payments due to the Company of approximately $0.4 million, which approximate fair value.

9.RELATED PARTY TRANSACTIONS

The Company had the following related party transaction in January 2018:

IRRAS AB

IRRAS AB (“IRRAS”) is a commercial stage medical technology company of which a current director of the Company, Kleanthis G. Xanthopoulos, Ph.D., is currently the President, Chief Executive Officer and director. In January 2018, the Company and IRRAS entered into a Sublease, pursuant to which the Company subleased to IRRAS excess capacity in its corporate headquarters. The sublease has a term of two years and aggregate payments due to the Company of approximately $0.3 million.